Consolidated statements of comprehensive income - EUR (€) € in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021
Consolidated statements of comprehensive income
Net income	€ 282,932	€ 331,235	€ 700,743	€ 915,287
Components that will not be reclassified to profit or loss:
Equity method investees - share of OCI	34,785	3,870	22,849	(45,384)
FVOCI equity investments	11	18,391	8,687	43,684
Actuarial gain (loss) on defined benefit pension plans	50,958	952	291,257	50,726
Income tax (expense) benefit related to components of other comprehensive income not reclassified	(15,271)	(5,247)	(87,590)	(27,207)
Total	70,483	17,966	235,203	21,819
Components that may be reclassified subsequently to profit or loss:
Gain (loss) related to foreign currency translation	913,140	332,987	2,237,453	737,174
FVOCI debt securities	(13,318)	(1,542)	(46,698)	(8,610)
Gain (loss) related to cash flow hedges	1,320	801	884	(378)
Cost of hedging	(1,354)	128	94	(7)
Income tax (expense) benefit related to components of other comprehensive income that may be reclassified	2,459	14	8,149	1,546
Total	902,247	332,388	2,199,882	729,725
Other comprehensive income (loss), net of tax	972,730	350,354	2,435,085	751,544
Total comprehensive income	1,255,662	681,589	3,135,828	1,666,831
Comprehensive income attributable to noncontrolling interests	141,151	86,609	362,366	237,620
Comprehensive income (loss) attributable to shareholders of FMC AG & Co. KGaA	€ 1,114,511	€ 594,980	€ 2,773,462	€ 1,429,211